Fair Value of Financial Instruments (Tables)	9 Months Ended
Sep. 30, 2019
Fair Value Disclosures [Abstract]
Fair Value Measurements, Recurring and Nonrecurring
The following table presents information about the Company’s assets and liabilities measured at fair value as of September 30, 2019 and December 31, 2018, aggregated by the level in the fair value hierarchy within which those instruments fall.

(In thousands)	Quoted Prices in Active Markets Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
September 30, 2019
Derivative assets, at fair value	$—	$—	$—	$—
Derivative liabilities, at fair value	—	(8,933)	—	(8,933)
Total	$—	$(8,933)	$—	$(8,933)

December 31, 2018
Derivative assets, at fair value	$—	$4,633	$—	$4,633
Total	$—	$4,633	$—	$4,633

Fair Value, by Balance Sheet Grouping
The fair values of the Company’s remaining financial instruments that are not reported at fair value on the consolidated balance sheets are reported below:

		September 30, 2019		December 31, 2018
(In thousands)	Level	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Gross mortgage notes payable and mortgage premium and discounts, net (1)	3	$441,882	$456,607	$469,430	$472,585
Revolving Credit Facility	3	$163,618	$161,750	$243,300	$243,300
Term Loan	3	$150,000	$147,632	$—	$—
Fannie Mae Master Credit Facilities	3	$359,322	$361,320	$359,322	$360,675

(1) Carrying value includes mortgage notes payable of $443.4 million and $470.8 million and mortgage premiums and (discounts), net of $1.5 million and $1.4 million as of September 30, 2019 and December 31, 2018, respectively.